Equity (Net Income Allocation) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Net income attributable to MPLX LP	$ 18		$ 41	$ 51	$ 46	$ 29	$ 30	$ 28	$ 34	$ 156	$ 121	$ 78
Incentive Distribution Rights And Other										55	4	0
Net income attributable to MPLX LP available to general and limited partners										101	117	78
General partner’s interest in net income attributable to MPLX LP										2	2	2
General partner’s interest in net income attributable to MPLX LP										$ 57	$ 6	$ 2

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.